PRUDENTIAL INVESTMENT PORTFOLIOS 7

Gateway Center Three, 4th Floor

100 Mulberry Street
Newark, NJ 07102

October 31, 2011

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Investment Portfolios 7
     File Nos. 033-9269 and 811-04864

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on October 27, 2011.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                         /s/ Jonathan D. Shain
                         Jonathan D. Shain